Benefit Plans And Obligations For Termination Indemnity (Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Document Fiscal Year Focus	2019
Discount rate	1.90%	3.10%
Expected long-term rate of return on Plans' assets	7.20%	7.10%
Rate of compensation increase	0.60%	3.00%
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.84%	3.91%
Health care cost trend rate assumed for next year	5.50%	5.40%
Ultimate health care cost trend rate	3.84%	3.84%